15 INCOME TAXES: Schedule of components of deferred tax (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of components of deferred tax

	December 31, 2018	December 31, 2017	December 31, 2016
Deferred tax assets:
Non-Capital Losses Carried Forward	$ 206,770	$ 547,512	$ 1,380,983

Deferred tax liabilities:
Equipment and intangible assets	(200,230)	(547,512)	(1,373,186)
Reserves	(6,540)
Note Payable	-	-	(7,797)
	(206,770)	(547,512)	(1,380,983)